Schedule of Available-for-sale, Maturity Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 1		7,514
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 2	1,206
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 3		3,718
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 4	597
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 5		11,232
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 6	$ 1,803